Information on remuneration - Accumulated annual pension entitlements and pension-related costs (Detail) - Board of management [Member]	Dec. 31, 2018 EUR (€)
A. Bhattacharya [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Age	57
Accumulated annual pension	€ 27,383
F.A. van Houten [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Age	58
Accumulated annual pension	€ 298,470
M.J. van Ginneken [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Age	45
Accumulated annual pension	€ 39,552